Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	Morgan Stanley Institutional Liquidity Funds
Central Index Key	dei_EntityCentralIndexKey	0001227155
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2024
Prospectus Date	rr_ProspectusDate	Mar. 23, 2024